Contract liabilities	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Contract liabilities

Note 11. Contract liabilities

Contract liabilities consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Contract liabilities	$178,636	$65,464
Total Contract liabilities	$178,636	$65,464

Contract liabilities, which are primarily comprised of non-refundable customer deposits and advances, totaled $178,636 and $65,464 as of March 31, 2026 and 2025, respectively. These amounts are generally recognized as revenue upon fulfilling the related performance obligations. During the years ended March 31, 2026 and 2025, the Company recognized $65,464 and $208,271 in revenue from the opening balance of contract liabilities, respectively. The majority of contract liabilities as of March 31, 2026 are expected to be recognized as revenue within the next three months.

The movements of contract liabilities are as follows:

	As of March 31,
	2026	2025
Beginning of the year	$65,464	$208,726
Add: Payments received	178,636	65,260
Less: Revenue recognized	(65,464)	(208,271)
Effects of foreign exchange rate changes	-	(251)
End of the year	$178,636	$65,464